Earnings per Share (Weighted-average Number of Ordinary Shares Diluted) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,289,361	1,287,304	1,282,807
Effect of stock options and restricted shares	1,307	2,643	4,244
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,290,668	1,289,947	1,287,051